UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30/2006
                         ----------------------

Date of reporting period: 11/30/2006
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Annual Report.

                                 Tep Fund, Inc.
                                  Annual Report
                                November 30, 2006

                                 Tep Fund, Inc.
                  40 West 57th Street-19th Floor @ Tocqueville
                              New York, N.Y. 10019
                                  212-698-0835

                                                                January 19, 2007

To Our Shareholders,

      This is my last letter to Tep Fund Shareholders. You should have received notice of the Shareholders meeting held on November 28, 2006. At the meeting the reorganization of Tep Fund, Inc. was approved. All Shareholders will have their stock redeemed for the net asset value of the shares on November 28, 2006 except for the 82% of Tep Fund, Inc. shares owned by the two major shareholders and entities they control. If you refer to note 2 in the attached November 30, 2006 annual report you will see the calculation of the net asset value ($18.089). In addition to the $18.089 per share you will be paid for your shares you will receive in the mail a dividend check of $.4163 per share.

      The "Net Capital Paid" for shares of Tep at inception was $18.04 per share or a total of $11,319,262. Tep has been a closed-end mutual tax free bond fund from the beginning and there has been no change in the original number of outstanding shares (627,459 shares). The company has distributed almost 100% of its earnings over the years. Its ending net asset value of $18.089 reflects the fact that over that long period it has maintained the value of its assets despite the fact that it distributed all its capital gains as well as net income.

      As a result of the purchase of 18% of its stock from all but a few shareholders Tep Fund, Inc. no longer qualifies as an investment company as defined by the Investment Company Act of 1940 and expects to be de-registered. Over the past several years I reported that Tep has found it increasingly difficult to function as a small registered investment company. New laws and regulations have made it increasingly difficult and costly to continue operating as an independent fund. We tried finding a suitable larger tax-free bond fund to merge into, but Tep was unattractive due to its small size. The board of directors determined that the plan was best for all stockholders. Over the years Tep stock very rarely traded and when it did it was for an amount well below net asset value. This plan enables all shareholders (other than major ones) to receive the net asset value for their shares at this time.

      The Board of Directors joins me in wishing you all a happy, healthy and prosperous 2007.

                                        Sincerely,

                                        /s/ Stephen Tabb

                                        Stephen Tabb, President

             PERCENTAGE OF 2006 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California                                                                 2.31%
Florida                                                                    6.37%
Georgia                                                                    2.93%
Illinois                                                                   2.45%
Iowa                                                                       2.12%
Massachusetts                                                              9.34%
Minnesota                                                                  0.82%
North Carolina                                                             8.19%
North Dakota                                                               2.34%
New Jersey                                                                 3.14%
New Mexico                                                                 0.66%
New York                                                                  21.02%
NY/NJ                                                                      2.34%
Ohio                                                                       6.91%
Pennsylvania                                                               6.79%
South Carolina                                                             1.76%
Texas                                                                      6.48%
Utah                                                                       2.50%
Virginia                                                                   1.97%
Washington                                                                 5.81%
Wisconsin                                                                  2.30%
Wyoming                                                                    1.45%
                                                                         ------
Total                                                                    100.00%
--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Shareholders and
Board of Directors of
Tep Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Tep Fund, Inc., as of November 30, 2006 and November 30, 2005, including the schedule of investments as of November 30, 2006, and the related statements of operations, changes in net assets and financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2004 have been audited by other auditors, whose reports dated January 6, 2005 and January 7, 2003 expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006 and November 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc., as of November 30, 2006 and November 30, 2005, the results of its operations, changes in net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Weiser LLP

Weiser LLP
New York, NY
February 5, 2007

                                 TEP FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2006 AND 2005

                                                          2006          2005
                                                       -----------   -----------
                ASSETS
                ------

INVESTMENT AT MARKET VALUE                             $11,615,821   $11,762,755
        (AMORTIZED COST $11,317,312 AND
        $11,434,248 AT NOVEMBER 30, 2006 AND 2005)
CASH                                                        49,299         2,069

ACCRUED INTEREST RECEIVABLE                                144,106       159,936

PREPAID INSURANCE                                               --         1,725
                                                       -----------   -----------

                TOTAL ASSETS                            11,809,226    11,926,485
                                                       -----------   -----------

                LIABILITIES
                -----------

ACCRUED EXPENSES                                           175,202        16,200

DUE TO FUND ADVISOR                                          6,485         5,000
                                                       -----------   -----------

                TOTAL LIABILITIES                          181,687        21,200
                                                       -----------   -----------

NET ASSETS                                             $11,627,539   $11,905,285
                                                       ===========   ===========

                NET ASSETS CONSIST OF:
                ----------------------

NET CAPITAL PAID FOR SHARES OF STOCK                   $11,319,262   $11,319,262
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME              9,767       257,516
NET UNREALIZED APPRECIATION ON INVESTMENTS                 298,510       328,507
                                                       -----------   -----------

                                                       $11,627,539   $11,905,285
                                                       ===========   ===========

                SHARES OUTSTANDING                         627,459       627,459

                SHARES AUTHORIZED                        3,000,000     3,000,000

                NET ASSET VALUE PER SHARE              $     18.54   $     18.98

See Notes to Financial Statements.

                                 TEP FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2006 AND 2005

                                                           2006         2005
                                                         ---------    ---------
INVESTMENT INCOME:
   TAX-EXEMPT INTEREST (NOTE 3)                          $ 495,165    $ 495,673
                                                         ---------    ---------

EXPENSES:
   CUSTODIAN FEES                                            6,000        6,000
   DIRECTORS' FEES                                         102,000       12,000
   LEGAL FEES                                              159,248       15,761
   ACCOUNTING FEES                                          26,500       19,575
   REGISTRAR & TRANSFER                                     13,985        4,666
   INSURANCE                                                 1,725        1,725
   NSAR, REPORTS, MISC.                                        577        2,140
   FRANCHISE TAXES                                             455          455
   INVESTMENT ADVISORY FEES (NOTE 4)                        40,492       30,045
                                                         ---------    ---------

         TOTAL EXPENSES                                    350,982       92,367
                                                         ---------    ---------

NET INVESTMENT INCOME                                      144,183      403,306
                                                         ---------    ---------

REALIZED GAIN FROM SECURITY TRANSACTIONS (NOTE 5)            9,642       10,820
                                                         ---------    ---------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 3):
   BEGINNING OF YEAR                                       328,507      536,781
   END OF YEAR                                             298,510      328,507
                                                         ---------    ---------

DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS         (29,997)    (208,274)
                                                         ---------    ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 123,828    $ 205,852
                                                         =========    =========

See Notes to Financial Statements.

                                 TEP FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2006 AND 2005

                                                         2006           2005
                                                    ------------   ------------
INCREASE IN NET ASSETS - OPERATIONS:

  NET INVESTMENT INCOME                             $    144,183   $    403,306

  REALIZED GAIN FROM SECURITY TRANSACTIONS                 9,642         10,820

  DECREASE IN UNREALIZED APPRECIATION ON
  INVESTMENTS                                            (29,997)      (208,274)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     123,828        205,852
                                                    ------------   ------------

DIVIDENDS PAID TO SHAREHOLDERS
  ($0.64 PER SHARE FOR  2006 AND $0.68 FOR 2005)
  NET INVESTMENT INCOME                                  391,932        415,852
  NET REALIZED GAIN                                        9,642         10,820
                                                    ------------   ------------
  TOTAL DISTRIBUTIONS                                    401,574        426,672
                                                    ------------   ------------

NET DECREASE IN NET ASSETS                              (277,746)      (220,820)

NET ASSETS:

  AT BEGINNING OF YEAR                                11,905,285     12,126,105
                                                    ------------   ------------

  AT END OF YEAR (INCLUDES UNDISTRIBUTED
  INVESTMENT INCOME OF $261,337 IN 2006
  AND $257,516 IN 2005) - SEE NOTE 7                $ 11,627,539   $ 11,905,285
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                              FINANCIAL HIGHLIGHTS

     SELECTED DATA AND RATIOS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                             --------     --------     --------     --------    --------
                                               2006         2005         2004         2003        2002
                                             --------     --------     --------     --------    --------
NET ASSET VALUE, BEGINNING OF YEAR           $  18.98     $  19.33     $  19.66     $  19.57    $  19.49
                                             --------     --------     --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
    NET INVESTMENT INCOME                        0.23         0.64         0.71         0.82        0.89
    NET REALIZED AND UNREALIZED GAIN (LOSS)     (0.03)       (0.31)       (0.27)        0.16        0.10
                                             --------     --------     --------     --------    --------
TOTAL INVESTMENT OPERATIONS                      0.20         0.33         0.44         0.98        0.99
                                             --------     --------     --------     --------    --------

DIVIDENDS TO SHAREHOLDERS FROM
    NET INVESTMENT INCOME                        0.62         0.66         0.76         0.86        0.91
    NET REALIZED GAIN                            0.02         0.02         0.01         0.03          --
                                             --------     --------     --------     --------    --------
TOTAL DISTRIBUTIONS                              0.64         0.68         0.77         0.89        0.91
                                             --------     --------     --------     --------    --------

NET ASSET VALUE END OF YEAR                 *$  18.54     $  18.98     $  19.33     $  19.66    $  19.57
                                             ========     ========     ========     ========    ========

TOTAL RETURN                                      1.2%         1.8%         2.2%         5.0%        5.1%

RATIOS/SUPPLEMENTAL DATA
RATIO TO AVERAGE NET ASSETS
   EXPENSES                                      2.72%        0.76%        0.55%        0.53%       0.50%
   NET INVESTMENT INCOME                         1.22%        3.33%        3.64%        4.16%       4.55%

PORTFOLIO TURNOVER RATIO                         10.1%        11.4%         8.2%        17.9%        8.0%

THE SHARES OF TEP FUND INC. DO NOT READILY TRADE AND THERE IS NO REGULAR MARKET FOR THE STOCK. THEREFORE, NO YEAR END MARKET VALUES WERE SHOWN.

* THE NET ASSET VALUE END OF YEAR IS ONLY $18.11 AFTER THE DIVIDEND OF $0.4165 TO BE PAID JANUARY 25, 2007 TO SHAREHOLDERS OF RECORD ON OCTOBER 16, 2006.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2006 and November 30, 2005

NOTE 1- ORGANIZATION AND FUND DESCRIPTION

      The Tep Fund, Inc. (the "Fund") is a diversified closed-end registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., an entity related through common management serves as the Fund's investment advisor.

NOTE 2 - REORGANIZATION OF COMPANY AND COMPUTATION OF NET ASSET VALUE

A. Note on the Reorganization of the Company, it's de-registration under the Investment Company Act of 1940, and the cash payment for all the shares of the Company except for the 82% owned by the two major shareholders and entities under their control.

      On November 28, 2006, the Company consummated a merger with Tep Acquisition, Inc., the owner of approximately 82% of the Company's outstanding common shares. The Company was the surviving entity. As a result of the merger, the shareholders of the Company, other than Tep Acquisition, are entitled to receive cash equal to their shares' net asset value as of the close of business on November 28, 2006. The shareholders of Tep Acquisition then became the sole shareholders of the Company and their shares in Tep Acquisition were converted into shares of the Company on a 1-to-l ratio. As a result of the merger, the Company ceased to be an investment company as defined in the Investment Company Act of 1940, and has applied for de-registration under that Act.

      Expenses for the year ending November 30, 2006 include the following amounts attributable to the reorganization of the company -- legal fees $154,070, additional directors' fees of $40,000, executive fee of $50,000, and Registrar and Transfer fees of $7,500. The payments of the directors' fees and executive fees were to be paid due to the time and effort involved in the reorganization, and in seeking an acceptable merger party over the last few years.

B. Computation of Net Asset Value- November 28, 2006

Net Assets At November 30, 2006                                                       $ 11,627,539
  Less: Pro-Rated Interest for the two days in November 2006 (Nov. 28 to Nov. 30th)         (2,703)
  *Less: Increase in Market Value Between November 28 and Nov. 30, 2006                    (13,546)
                                                                                      ------------
        Balance                                                                         11,611,290
Add: Prorated Expenses for November 29th & 30th                                                385
                                                                                      ------------
  Net Assets at November 28, 2006 Before Deduction for
    dividend payable January 25, 2007 (see Note 7)                                    $ 11,611,675
Less: Dividend Payable                                                                     261,337
                                                                                      ------------
Net Assets at November 28, 2006                                                       $ 11,350,338
                                                                                      ============
Net Asset Value Per Share At November 28, 2006                                        $     18.089
                                                                                      ============

*Value of Bonds November 30, 2006                                                     $  9,851,379
 Value of Bonds November 28, 2006                                                        9,837,833
                                                                                      ------------
    Difference                                                                        $     13,546
                                                                                      ============

NOTE 3-SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES

      A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

            (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent market prices. If any situation arises that no market value is available, the fair value will be determined by the Board of Directors.

            (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

            All securities owned by the Fund are held in a custodian account at Citibank, N.A.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2006 and November 30, 2005

NOTE 3 - SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES (CONTINUED)

            (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

            (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax is required, except for a provision for capital gains taxes if the capital gains are not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 2006 and 2005 were $9,642 and $10,820 respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2006 ($0.0154 per share) and November 30, 2005 ($0.0170 per share). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $298,510 and $328,507 at November 30, 2006 and November 30, 2005, respectively. As of November 30, 2006 the gross unrealized appreciation and gross unrealized depreciation were $305,843 and $7,333, respectively.

            (v) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2006 and November 30, 2005

NOTE 3 - SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES (CONTINUED)

      B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund and in short-term auction notes. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

NOTE 4- INVESTMENT ADVISORY FEE

      Under the terms of a contract renewed for the year ended November 30, 2006, the Fund paid Capital Builders Advisory Services, Inc. a related party, an investment advisory fee calculated at an annual rate of .333% of the Fund's average net assets.

NOTE 5 - PURCHASE AND SALES OF SECURITIES

      For the year ended November 30, 2006 and the year ended November 30, 2005, the Fund made purchases of tax-exempt securities at a cost of $2,350,792 and $2,614,814 respectively.

      The Fund had redemptions and sales of tax-exempt securities of $3,878,700 in the year ended November 30, 2006 and $2,812,500 during the year ended November 30, 2005. The amortized cost of these securities for the year ended November 30, 2006 and for the year ended November 30, 2005, was $3,869,058 and $2,801,680, respectively, resulting in realized gains of $9,642 for the year ended November 30, 2006 and $10,820 for the year ended November 30, 2005.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2006 and November 30, 2005

NOTE 6-FUND SHARE TRANSACTIONS

      The Fund is authorized to issue 3,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2006 and November 30, 2005, there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the years ended November 30, 2006 and November 30, 2005.

NOTE 7- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      The total of the Net Investment Income of $144,183 and realized gains of $9,642 on the statement of operations for the year ended November 30, 2006 is $153,825. However, for income tax purposes $251,570 of reorganization expenses are not deductible. Therefore on a tax basis the Tep Fund, Inc is reporting net income of $395,753 and capital gains of $9,642 or a total of $405,395. The calculation of the dividend declared follows:

      Net Investment Income Year Ended November 30, 2006
      per statement                                                    $144,183
      Reorganization Expenses not Deductible for income tax purposes    251,570
      Realized Capital gains for Year Ended November 30, 2003             9,642
                                                                       --------
              Subtotal                                                  405,395
      add: Undistributed Investment Income at November 30, 2005         257,516
                                                                       --------
              Total                                                     662,911
      Less Dividends Paid during 2006 (Paid Jan 20 $.33, Paid
      July 19 $.31)                                                     401,574
                                                                       --------
      Amount of Dividend Declared October 5, 2006 to shareholders of   $261,337
      record on October 16, 2006 and Paid January 25, 2007.            ========

                                                                       --------
      Dividend Per Share Paid January 25, 2007. It includes            $ 0.4165
      realized capital gains of $.0154 per share                       ========

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2006 and November 30, 2005

Dividends and Distributions to Shareholders: The Fund pays semi-annual dividends, to its shareholders representing its net investment income and all of its realized net capital gains. Distributions for the years ended November 30, 2006 and 2005 were declared and paid as listed below.

  For 2006
  --------
Date Declared        Record Date           Date Paid            Per Share Paid

  May 24, 2006     June 16, 2006         July 19, 2006             $0.3100
October 5, 2006   October 16, 2006      January 25, 2007           $0.4165
                                                                   -------
                                            Total                  $0.7265
                                                                   =======

  For 2005
  --------
Date Declared        Record Date           Date Paid

 May 23, 2005      June 17, 2005         July 19, 2005             $0.3300
Nov. 29, 2006    December 20, 2005      January 20, 2006           $0.3300
                                                                   -------
                                            Total                  $0.6600
                                                                   =======

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1.75%    CALIFORNIA
            ----------
            LOS ANGELES DEPT WATER & POWER                   4.000      7/1/2016       $   200,000      $   200,000      $   203,584
            WATERWORKS
            CALLABLE 07/01/2013 @ 100
            MBIA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL CALIFORNIA                                                           $   200,000      $   200,000      $   203,584
                                                                                       ---------------------------------------------

   4.54%    FLORIDA
            -------
            GAINSVILLE FL UTILS SYS REV                      5.750     10/1/2007       $   250,000      $   254,846      $   254,445
            ESCROWED TO MATURITY-SER A
            RATED AA/Aa2

            BOARD OF EDUCATION CAPITAL                       6.000      6/1/2021       $   250,000      $   250,000      $   272,488
            OUTLAY PUB ED SER C
            CALLABLE 06/01/2010 @ 101 AND
            06/01/2011 @ 100
            FDIC INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL FLORIDA                                                              $   500,000      $   504,846      $   526,932
                                                                                       ---------------------------------------------

   1.03%    ILLINOIS
            --------
            STATE GENERAL OBLIGATION                         5.125      3/1/2011       $   115,000      $   114,550      $   119,922
            CALLABLE 03/01/2009 @ 101
            FDIC INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL ILLINOIS                                                             $   115,000      $   114,550      $   119,922
                                                                                       ---------------------------------------------

   2.29%    IOWA
            ----
            FIN AUTHORITY SINGLE FAMILY REV                  3.000      7/1/2008       $   110,000      $   110,000      $   109,082
            NON-CALLABLE
            RATED AAA/Aaa


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            HIGHER ED LN AUTH REV                            5.125      10/1/2019      $   150,000      $   150,277      $   156,453
            CALLABLE 10/01/2008 @ 101
            MBIA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL IOWA                                                                 $   260,000      $   260,277      $   265,534
                                                                                       ---------------------------------------------

   6.51%    MASSACHUSETTS
            -------------
            STATE GENERAL OBLIGATION REF SER D               4.000      10/1/2016      $   250,000      $   249,243      $   255,498
            NON-CALLABLE
            MBI INSURED
            RATED AA-/Aa2

            DEUTSCHES ALTENHEIM NURSING                      5.050      10/1/2019      $   235,000      $   234,413      $   244,670
            HOME BOSTON MASS REV SER C
            CALLABLE 10/01/2008 @ 102
            FHA INSURED
            RATED AAA/NR

            BOSTON INDUSTRIAL DEVELOPMENT                    5.900      2/1/2022       $   250,000      $   250,710      $   255,863
            FINANCE AUTH SER A
            CALLABLE 02/01/2007 @ 102
            FHA INSURED
            RATED AAA/NR
                                                                                       ---------------------------------------------
            TOTAL MASSACHUSETTS                                                        $   735,000      $   734,365      $   756,030
                                                                                       ---------------------------------------------

   3.24%    NEW JERSEY
            ----------
            STATE CERTIFICATE OF PARTICIPATION               5.000      6/15/2014      $   250,000      $   249,375      $   273,415
            SER A
            CALLABLE 06/15/2007 @ 100
            RATED AAA/Aaa

            WATCHUNG HILL SCHOOL DISTRICT                    4.250      1/15/2015      $   100,000      $   101,261      $   103,243
            CALLABLE 01/15/2013 @ 100
            FDIC INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NEW JERSEY                                                           $   350,000      $   350,636      $   376,658
                                                                                       ---------------------------------------------


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   0.61%    NEW MEXICO
            ----------
            MORTGAGE FINANCE AUTHORITY                       4.000      3/1/2013       $    70,000      $    70,000      $    70,929
            CALLABLE 09/01/2012 @ 100
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NEW MEXICO                                                           $    70,000      $    70,000      $    70,929
                                                                                       ---------------------------------------------

  25.25%    NEW YORK
            --------
            NEW YORK STATE TWY AUTH ST PERS                  2.000      3/15/2007      $   250,000      $   249,820      $   248,418
            INCOME TAX REV
            NON-CALLABLE
            RATED AA/A1

            EAST ROCHESTER HSG AUTH REV                      2.750      12/20/2007     $   230,000      $   228,602      $   227,495
            NON-CALLABLE
            RATED AAA/NR

            STATE GENERAL OBLIGATION                         4.000      3/15/2012      $   250,000      $   252,221      $   255,722
            NON-CALLABLE
            FSA INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION                         5.000      7/15/2014      $   250,000      $   249,250      $   258,460
            CALLABLE 07/15/2008 @ 101
            AMBAC INSURED
            RATED AAA/Aaa

            STATE DORM AUTH REV HOSP-INSD-MTG                4.200      8/15/2014      $   200,000      $   200,000      $   206,134
            KALEIDA HEALTH
            CALLABLE 02/15/2014 @ 100
            FHA INSURED
            RATED AAA


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            STATE THRUWAY AUTHORITY HWY AND                  5.000      4/1/2015       $   250,000      $   246,875      $   257,410
            BRDG-SER A
            CALLABLE 04/01/2008 @ 101
            FDIC INSURED
            RATED AAA/Aaa

            NEW YORK CITY MUN WTR FINANCE                    4.500      6/15/2016      $   100,000      $   102,543      $   103,993
            AUTH WTR & SWR SYS REV SER A
            CALLABLE 06/15/2012 @ 100
            RATED AA/Aa2

            STATE DORM AUTHITY REVS                          5.700      7/1/2017       $   250,000      $   257,843      $   258,085
            INSD-SIENA COLLEGE
            PREREFUNDED 07/01/2007 @ 102
            RATED AAA/Aaa

            STATE DORM AUTHORITY ST BARNABAS                 5.350      8/1/2017       $   210,000      $   210,000      $   214,181
            HOSPITAL
            CALLABLE 08/01/2007 @ 101
            AMBAC INSURED
            RATED AAA/Aaa

            STATE DORM AUTH REVS HIGHLAND                    5.350      8/1/2017       $   300,000      $   300,505      $   312,192
            HOSP ROCHESTER
            CALLABLE 02/01/2008 @ 102
            FHA & MBIA INSURED
            RATED AAA/Aaa

            ALBANY, NY                                       5.375      9/1/2018       $   100,000      $    99,711      $   107,756
            CALLABLE 09/01/2010 @ 102
            FDIC INSURED
            RATED AAA/Aaa

            STATE MED CARE FACILITIES                        5.750      8/15/2019      $    70,000      $    70,000      $    71,881
            PREREFUNDED 02/15/2008 @ 100
            FHA INSURED
            RATED AAA/Aa2


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            PORT AUTH NY & NJ CONS                           5.000      10/15/2020     $   250,000      $   250,000      $   268,853
            125TH SER
            CALLABLE 04/15/2012 @101
            FSA INSURED
            RATED AAA/Aaa

            STATE ENVIRONMENTAL CLEAN WATER                  4.500      6/15/2021      $   140,000      $   139,304      $   142,761
            & DRINKING
            CALLABLE 06/15/2013 @100
            RATED AAA/Aaa

                                                                                       ---------------------------------------------
            TOTAL NEW YORK                                                             $ 2,850,000      $ 2,856,674      $ 2,933,339
                                                                                       ---------------------------------------------

   8.79%    NORTH CAROLINA
            --------------
            STATE PUBLIC IMPT-SER A                          5.000      3/1/2007       $   500,000      $   501,687      $   501,735
            NON-CALLABLE
            RATED AAA/Aa1

            CHARLOTTE WTR & SWR                              4.750      2/1/2012       $   250,000      $   258,576      $   258,360
            PREREFUNDED 2/01/2008 @ 102
            RATED AAA/Aaa

            MED CARE COMMON REF                              4.500      4/1/2017       $   250,000      $   249,375      $   260,565
            CALLABLE 10/01/2013 @ 100
            FHA/FSA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NORTH CAROLINA                                                       $ 1,000,000      $ 1,009,638      $ 1,020,659
                                                                                       ---------------------------------------------

   2.23%    NORTH DAKOTA
            ------------
            STATE MUN BD BK                                  5.000     10/1/2013       $   250,000      $   259,587      $   258,675
            ST REVOLVING FD PROG-SER A
            PREREFUNDED 10/01/08 @ 101
            RATED Aaa
                                                                                       ---------------------------------------------
            TOTAL NORTH CAROLINA                                                       $   250,000      $   259,587      $   258,675
                                                                                       ---------------------------------------------

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   4.30%    OHIO
            ----
            STATE GENERAL OBLIGATION                         6.650      9/1/2009       $   320,000      $   320,000      $   335,251
            INFRASTRUCTURE IMPROVEMENT
            NON-CALLABLE
            SINKING FUND 09/01/2005
            RATED AA+/Aal

            FRANKLIN COUNTY HEALTH CARE                      6.150      12/20/2019     $   150,000      $   150,642      $   163,910
            CALLABLE 12/20/2009 @ 103
            GNMA COLL
            RATED NR/Aaa
                                                                                       ---------------------------------------------
            TOTAL OHIO                                                                 $   470,000      $   470,642      $   499,161
                                                                                       ---------------------------------------------

   7.05%    PENNSYLVANIA
            ------------
            STATE TPK COMN                                   3.950      7/15/2008      $   250,000      $   249,543      $   251,818
            NON-CALLABLE
            AMBAC INSURED
            RATED AAA/Aaa

            STATE REF & PROJ-FIRST SER                       4.000      2/1/2016       $   250,000      $   250,000      $   252,627
            CALLABLE 02/01/2014 @ 100
            MBIA INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION SECOND                  5.750      10/1/2017      $   100,000      $   100,000      $   106,926
            SER
            CALLABLE 10/01/2009 @ 101
            MBIA INSURED
            RATED AAA/Aaa

            PHILADELPHIA PA AUTH FOR INDL DEV                5.300      2/1/2022       $   200,000      $   197,502      $   207,922
            REV RFDG
            CALLABLE 02/01/2008 @ 102
            SKG FD BEG 02/01/08 AVG LIFE 07/03/16
            FHA INSURED
            RATED NR/Aa2
                                                                                       ---------------------------------------------
            TOTAL PENNSYLVANIA                                                         $   800,000      $   797,045      $   819,293
                                                                                       ---------------------------------------------


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   2.16%    SOUTH CAROLINA
            --------------
            STATE CAP IMPT SER B                             3.750      8/1/2008       $   250,000      $   250,474      $   250,345
            CALLABLE 08/01/2005 @ 102
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL SOUTH CAROLINA                                                       $   250,000      $   250,474      $   250,345
                                                                                       ---------------------------------------------

   4.26%    TEXAS
            -----
            STATE GENERAL OBLIGATION WATER                   5.250      8/1/2012       $   225,000      $   225,000      $   231,086
            FINANCIAL ASSISTANCE SER C
            CALLABLE 08/01/2008 @ 100
            RATED AA/Aal

            EL PASO WATER & SEWER REV                        5.500      3/1/2019       $   250,000      $   249,123      $   264,305
            CALLABLE 03/01/2010 @ 100
            FSA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL TEXAS                                                                $   475,000      $   474,123      $   495,391
                                                                                       ---------------------------------------------

   2.37%    UTAH
            ----
            STATE HSG FIN AGY SINGLE FAM MTG SR              4.100      7/1/2007       $    60,000      $    60,000      $    60,167
            ISSUE F-1
            NON-CALLABLE
            RATED AAA/Aaa

            INTERMOUNTAIN POWER AGENCY                       5.000      7/1/2021       $   215,000      $   198,043      $   215,258
            POWER SUPPLY REV SKG FD
            ESCROWED TO MATURITY (US GOVTS)
            CONTINUOUSLY CALLABLE
            RATED A+/A1
                                                                                       ---------------------------------------------
            TOTAL UTAH                                                                 $   275,000      $   258,043      $   275,425
                                                                                       ---------------------------------------------


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   5.77%    WASHINGTON
            ----------
            STATE GENERAL OBLIGATION SER B                   5.500      5/1/2010       $   150,000      $   150,331      $   159,201
            NON-CALLABLE
            RATED AA+/Aal

            STATE HSG FIN COMMN SINGLE-FAM                   3.550      6/1/2012       $   190,000      $   190,000      $   187,758
            NON-CALLABLE
            GNMA/FNMA INSURED
            RATED Aaa

            STATE VAR PURP SER 02 A                          5.000      7/1/2018       $   205,000      $   203,180      $   216,552
            CALLABLE 07/01/2011 @ 100
            FSA INSURED
            RATED AAA/Aaa

            STATE MOTOR VEHICLE SER B                        5.625      7/1/2020       $   100,000      $   100,038      $   106,971
            CALLABLE 07/01/2010 @ 100
            RATED AA+/Aal
                                                                                       ---------------------------------------------
            TOTAL WASHINGTON                                                           $   645,000      $   643,549      $   670,482
                                                                                       ---------------------------------------------

   0.93%    WISCONSIN
            ---------
            STATE GENERAL OBLIGATION SER C                   6.000      5/1/2019       $   100,000      $    99,768      $   107,757
            CALLABLE 05/01/2010 @ 100
            RATED AA-/Aa3
                                                                                       ---------------------------------------------
            TOTAL WISCONSIN                                                            $   100,000      $    99,768      $   107,757
                                                                                       ---------------------------------------------

   1.73%    WYOMING
            -------
            COMMUNITY DEVELOPMENT AUTHORITY                  3.850      12/1/2011      $   200,000      $   198,652      $   201,264
            HOUSING REV SER 7
            NON-CALLABLE
            RATED AA/Aa2
                                                                                       ---------------------------------------------
            TOTAL WYOMING                                                              $   200,000      $   198,652      $   201,264


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2006

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       ---------------------------------------------
  84.81%    TOTAL FIXED INCOME SECURITIES                                              $ 9,545,000      $ 9,552,870      $ 9,851,379
                                                                                       ---------------------------------------------

  15.19%    CITIBANK'S TAX FREE RESERVE FUND                                                            $ 1,764,442      $ 1,764,442
                                                                                                        ----------------------------

 100.00%    TOTAL INVESTMENTS                                                                           $11,317,312      $11,615,821
                                                                                                        ----------------------------

   0.10%    OTHER: ASSETS LESS LIABILITIES                                                                               $    11,718
                                                                                                                         -----------

 100.10%    TOTAL NET ASSETS                                                                                             $11,627,539
                                                                                                                         ===========


                       See Notes to Financial Statements

Management
================================================================================

Alan S. Cooper, MD (61)
Position Held with Fund: Chairman, Since 2004. Director since 1998
Principle Occupation(s) During Past 5 Years: Physician, private practice in family medicine (1982-2005).
--------------------------------------------------------------------------------

Stephen Tabb (80)
Position Held with Fund: President, Since 1988
Principle Occupation(s) During Past 5 Years: Managing Director, Tocqueville Asset Management (2000-present); Capital Builders Advisory Services, Inc., President and Director (1977-present); Jahls Industries, Inc., President and Director (1990-Present)
--------------------------------------------------------------------------------

Kevin McGann (48)
Position Held with Fund: Director and Treasurer, Since 1998
Principle Occupation(s) During Past 5 Years: Partner in CPA firms, Marcum and Kliegman, LLP (2002-present); Partner, Grassi & Co. (2001-2002); Partner, Tabb, Conigliaro & McGann (prior to 2001).
--------------------------------------------------------------------------------

Joel Levy (65)
Position Held with Fund: Director, Since 1984
Principle Occupation(s) During Past 5 Years: JN.Levy, Inc., principle equity trader: trading through Rothchilds Lieberman and Spear Leeds and Kellogg (2002-present); Senior Managing Partner and Co-Founder of CM Equity Partners and Managing Member of CMLS Management, L.P. (1996-2001).
--------------------------------------------------------------------------------

Charles Roden (67)
Position Held with Fund: Director, Since 1988
Principle Occupation(s) During Past 5 Years: Oppenheimer & Co., Senior Vice President (2003-Present); Fahnestock, Senior Vice President (2001-2003); Broker, Josephthal & Co. (2001 and prior).
--------------------------------------------------------------------------------

Martha Marsh (64)
Position Held with Fund: Director, Since 2004
Principle Occupation(s) During Past 5 Years: Retired (2001-present); Chairman & CEO, Renee Fashions LTD. (1994-2001)
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics. Anyone may request by mail and we will send a free copy.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Tep does not have a special audit committee therefore the entire board is considered the audit committee. Kevin McGann, a practicing CPA and board member has been designated the audit committee financial expert. He is considered independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees for years ending November 30, 2004 & November 30, 2003 were $15,000 each year. The only related services rendered was the preparation of the company's Federal, State & City income tax returns. They were estimated to represent about 10% of the $15,000 fees for each year. No other services were rendered by the principal accountants. The board of directors acting also as the audit committee approved the services to be rendered by the accountants at the semi-annual meeting.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund only invests in tax-free bonds that are non-voting.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  February 20, 2007
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  February 20, 2007
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  February 20, 2007
     ----------------------

* Print the name and title of each signing officer under his or her signature.